Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets
	Archived images	Developed technology	Brand names	Total
	US$	US$	US$	US$
Net carrying amount as of January 1, 2023	500	3,925	92,542	96,967
Recognized upon acquisition of The Art Newspaper SA (Note 32(a))	—	—	25,392	25,392
Amortization during the year	—	(848)	(9)	(857)
Disposal of subsidiaries	—	(2,966)	—	(2,966)
Exchange realignment	(1)	(5)	(107)	(113)

Net carrying amount as of December 31, 2023	499	106	117,818	118,423

Amortization during the year	—	(106)	(9)	(115)
Exchange realignment	3	—	1,070	1,073

Net carrying amount as of December 31, 2024	502	—	118,879	119,381

Schedule of Intangible Assets Useful Lives	The intangible assets are amortized on a straight-line basis as follows:
Developed technology Brand names Archived images	7 years 20 years or indefinite useful lives Indefinite useful lives